STOCKHOLDERS' EQUITY (DEFICIT) - Range of Exercise Price (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Options Outstanding
Number Outstanding (in shares)	1,241,159
Weighted Average Remaining Contractual Life	8 years 3 months 29 days
Weighted Average Exercise Prices (in dollars per share)	$ 4.02
Options Exercisable
Number Vested and Exercisable (in shares)	514,821
Weighted Average Exercise Prices (in dollars per share)	$ 6.41
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Total intrinsic value of options exercised		$ 26,000
The Plans
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Exercised	1,667	11,129
$0.44 - $0.84
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Exercise prices, low end of range (in dollars per share)	$ 0.44
Exercise prices, high end of range (in dollars per share)	$ 0.84
Options Outstanding
Number Outstanding (in shares)	666,764
Weighted Average Remaining Contractual Life	9 years 2 months 16 days
Weighted Average Exercise Prices (in dollars per share)	$ 0.79
Options Exercisable
Number Vested and Exercisable (in shares)	175,072
Weighted Average Exercise Prices (in dollars per share)	$ 0.81
$0.85 - $4.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Exercise prices, low end of range (in dollars per share)	0.85
Exercise prices, high end of range (in dollars per share)	$ 4.00
Options Outstanding
Number Outstanding (in shares)	95,094
Weighted Average Remaining Contractual Life	6 years 7 months 2 days
Weighted Average Exercise Prices (in dollars per share)	$ 2.54
Options Exercisable
Number Vested and Exercisable (in shares)	82,206
Weighted Average Exercise Prices (in dollars per share)	$ 2.54
$4.01 - $10.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Exercise prices, low end of range (in dollars per share)	4.01
Exercise prices, high end of range (in dollars per share)	$ 10.50
Options Outstanding
Number Outstanding (in shares)	388,625
Weighted Average Remaining Contractual Life	8 years 22 days
Weighted Average Exercise Prices (in dollars per share)	$ 5.62
Options Exercisable
Number Vested and Exercisable (in shares)	172,205
Weighted Average Exercise Prices (in dollars per share)	$ 5.84
$10.51- $18.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Exercise prices, low end of range (in dollars per share)	10.51
Exercise prices, high end of range (in dollars per share)	$ 18.50
Options Outstanding
Number Outstanding (in shares)	69,893
Weighted Average Remaining Contractual Life	4 years 8 months 12 days
Weighted Average Exercise Prices (in dollars per share)	$ 16.78
Options Exercisable
Number Vested and Exercisable (in shares)	64,555
Weighted Average Exercise Prices (in dollars per share)	$ 16.69
$18.51 - $28.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Exercise prices, low end of range (in dollars per share)	18.51
Exercise prices, high end of range (in dollars per share)	$ 28.50
Options Outstanding
Number Outstanding (in shares)	6,400
Weighted Average Remaining Contractual Life	6 years 3 months 18 days
Weighted Average Exercise Prices (in dollars per share)	$ 20.19
Options Exercisable
Number Vested and Exercisable (in shares)	6,400
Weighted Average Exercise Prices (in dollars per share)	$ 20.19
$28.51 - $75.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Exercise prices, low end of range (in dollars per share)	28.51
Exercise prices, high end of range (in dollars per share)	$ 75.00
Options Outstanding
Number Outstanding (in shares)	14,383
Weighted Average Remaining Contractual Life	4 years 3 months 29 days
Weighted Average Exercise Prices (in dollars per share)	$ 51.17
Options Exercisable
Number Vested and Exercisable (in shares)	14,383
Weighted Average Exercise Prices (in dollars per share)	$ 51.17
Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Exercised		138,157